CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Millions	Total	Cumulative Effect, Period Of Adoption, Adjustment	Total equity before NCI	Total equity before NCI Cumulative Effect, Period Of Adoption, Adjustment	Common shares	Additional paid in capital	Contributed surplus	Accumulated other comprehensive income/(loss)	Accumulated other comprehensive income/(loss) Cumulative Effect, Period Of Adoption, Adjustment	Retained Earnings	Retained Earnings Cumulative Effect, Period Of Adoption, Adjustment	Non-controlling interest	Non-controlling interest Cumulative Effect, Period Of Adoption, Adjustment
Beginning balance, shares at Dec. 31, 2017					1,008,000,000
Beginning balance at Dec. 31, 2017	$ 6,959		$ 6,560			$ 3,313	$ 1,956	$ 58		$ 225		$ 399
Beginning balance (ASU 2016-01 - Financial Instruments) at Dec. 31, 2017		$ 0							$ (31)		$ 31
Beginning balance (ASU 2016-16 - Income Taxes) at Dec. 31, 2017		(84)		$ (59)							(59)		$ (25)
Beginning balance (ASU 2016-09 - Revenue from contracts) at Dec. 31, 2017		7		7							7
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(3,887)		(3,881)							(3,881)		(6)
Other comprehensive (loss)/income	0
Share-based compensation charge	9		9			9
Reclassification of non-controlling interest	0		(43)							(43)		43
Revaluation of redeemable non-controlling interest	(23)		127							127		(150)
Ending balance, shares at Jul. 01, 2018					0
Ending balance at Jul. 01, 2018	154		0			0	0	0		0		154
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance before fresh-start adjustments, shares					1,008,000,000
Balance before fresh-start adjustments	2,981		2,720			3,322	1,956	27		(3,593)		261
Issuance of Successor common stock, shares					10,000,000
Issuance of Successor common stock	$ 3,501		3,501			3,491	0	0		0		0
Ending balance, shares at Jul. 02, 2018	100,000,000				10,000,000
Ending balance at Jul. 02, 2018	$ 3,655		3,501			3,491	0	0		0		154
Beginning balance, shares at Jul. 01, 2018					0
Beginning balance at Jul. 01, 2018	154		0			0	0	0		0		154
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(604)		(602)							(602)		(2)
Other comprehensive (loss)/income	(7)		(7)					(7)
Revaluation of redeemable non-controlling interest	$ (9)		(9)							(9)
Ending balance, shares at Dec. 31, 2018	100,000,000				10,000,000
Ending balance at Dec. 31, 2018	$ 3,035		2,883			3,491	0	(7)		(611)		152
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accounting Standards Update [Extensible List]	us-gaap:AccountingStandardsUpdate201613Member
Net loss	$ (1,220)		(1,219)							(1,219)		(1)
Other comprehensive (loss)/income	(6)		(6)					(6)
Share-based compensation charge	5		5			5
Revaluation of redeemable non-controlling interest	$ (21)		(21)							(21)
Ending balance, shares at Dec. 31, 2019	100,234,973				10,000,000
Ending balance at Dec. 31, 2019	$ 1,793	$ (143)	1,642	$ (143)		3,496	0	(13)		(1,851)	$ (143)	151
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(4,662)		(4,659)							(4,659)		(3)
Other comprehensive (loss)/income	(13)		(13)					(13)
Share-based compensation charge	9		9			9
Reclassification of non-controlling interest	(11)											(11)
Revaluation of redeemable non-controlling interest	25		25							25
Deconsolidation of VIE	(137)											(137)
Cash settlement for cancellation of share scheme	$ (1)		(1)			(1)
Ending balance, shares at Dec. 31, 2020	100,384,435				10,000,000
Ending balance at Dec. 31, 2020	$ (3,140)		$ (3,140)			$ 3,504	$ 0	$ (26)		$ (6,628)		$ 0